OTHER RECEIVABLES (Schedule of Other Receivables) (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Trade and other current receivables [abstract]
Government authorities	$ 228	$ 126
Prepaid expenses and other	216	132
BARDA (see also Note 17b)		2,524
Former shareholder (see Note 16c)		4,000
Related parties		58
Other receivables	$ 444	$ 6,840